TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
Schedule of trade and other receivables

	2016	2017
Trade receivables	10,353	13,553
Provision for impairment of receivables	(2,990)	(4,331)
Net	7,363	9,222
Other receivables	542	346
Provision for impairment of receivables	(5)	(4)
Net	537	342
Total trade and other receivables	7,900	9,564

Schedule of trade receivables by debtor

(i)   Related parties

	2016	2017
State-owned enterprises	151	721
Government agencies	676	519
Indonusa	431	465
PT Indosat Tbk (“Indosat”)	370	372
Others	348	670
Total	1,976	2,747
Provision for impairment of receivables	(488)	(883)
Net	1,488	1,864

(ii)  Third parties

	2016	2017
Individual and business subscribers	7,125	9,289
Overseas international carriers	1,252	1,517
Total	8,377	10,806
Provision for impairment of receivables	(2,502)	(3,448)
Net	5,875	7,358

Schedule of trade receivables by aging

(i)   Related parties

	2016	2017
Up to 3 months	1,065	1,721
3 to 6 months	100	107
More than 6 months	811	919
Total	1,976	2,747
Provision for impairment of receivables	(488)	(883)
Net	1,488	1,864

(ii)  Third parties

	2016	2017
Up to 3 months	5,191	6,493
3 to 6 months	597	681
More than 6 months	2,589	3,632
Total	8,377	10,806
Provision for impairment of receivables	(2,502)	(3,448)
Net	5,875	7,358

(iii)  Aging of total trade receivables

	2016		2017
		Provision for		Provision for
		impairment of		impairment of
	Gross	receivables	Gross	receivables
Not past due	4,535	177	6,788	920
Past due up to 3 months	1,721	401	1,426	281
Past due more than 3 to 6 months	697	495	788	258
Past due more than 6 months	3,400	1,917	4,551	2,872
Total	10,353	2,990	13,553	4,331

Schedule of trade receivable by currency

(i)   Related parties

	2016	2017
Rupiah	1,976	2,706
U.S. dollar	0	41
Others	0	0
Total	1,976	2,747
Provision for impairment of receivables	(488)	(883)
Net	1,488	1,864

(ii)  Third parties

	2016	2017
Rupiah	6,889	9,781
U.S. dollar	1,437	968
Australian dollar	40	19
Others	11	38
Total	8,377	10,806
Provision for impairment of receivables	(2,502)	(3,448)
Net	5,875	7,358

Schedule of movements in provision for impairment of receivables

	2016	2017
Beginning balance	3,048	2,990
Provision recognized during the year (Note 27)	743	1,494
Receivables written off	(801)	(153)
Ending balance	2,990	4,331